Statement Of Sponsoring Association

The Iowa Schools Joint Investment Trust (ISJIT) continues to build on its rich history with another successful year of operation. In fiscal year 2000-2001, total funds collectively invested in the program's various investment services reached a fiscal year high of $506,956,779 on May 25, 2001.

ISJIT pioneered the development of Local Government Investment Pools when it was created. During the past fifteen years of continuous operation, ISJIT has assisted more than 340 authorized participants to safely and effectively increase their interest income, providing millions of additional dollars in investment income to increase the quality of educational services available to students across the state.

Under the guidance of the Iowa Association of School Boards (IASB) and the ISJIT board, ISJIT has become a national model for providing proactive cash management practices and responsiveness to the unique needs of school corporations across the state.

What a difference a year makes in available rates! During this past fiscal year, prevailing short-term interest rates decreased steadily as the Federal Reserve Board lowered overnight rates six times in the second half of the fiscal period to attempt to stimulate the domestic economy, a stark contrast to the previous fiscal period.

ISJIT's Diversified and Direct Government Obligation (DGO) rates of return reflected the overall decrease in rates in the fixed income markets in FY 00-01, providing investing participants with rates between four and six percent for the majority of the year.

Since inception, the Diversified and DGO portfolios have provided participants with over $120,000,000 in total investment income. The Iowa Schools Joint Investment Trust has helped Iowa school corporations to earn more interest income than any other program or financial institution in the history of our state.

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invested in the program's various investment services reached an all-time high of $499,098,170 on May 19, 1999, surpassing the previous all-time high by $24,754,989.

ISJIT was one of the first cash management programs in the country when created for Iowa school corporations in 1986. In the past thirteen years of continuous operation, ISJIT has assisted more than 325 authorized participants to safely increase their interest income, providing millions of additional dollars to increase the quality of educational services available to students across the state.

Under the sponsorship guidance of the Iowa Association of School Boards, ISJIT has become a national model for providing safe, efficient cash management practices and responsiveness to the unique needs of school corporations across the state.

the domestic economy. Although several other economies around the globe tended to slow during the third and fourth quarters of 1998, our national economy continued to grow and expand.

ISJIT's Diversified and Direct Government Obligation (DGO) rates of return reflected the overall decline of the fixed income markets in FY 98-99 providing investing participants with rates between four and one half and five percent throughout the year.

Since inception, the Diversified and DGO funds have provided participants with over $100,000,000 in investment income. No program or institution in history has helped more Iowa school corporations to earn more interest income than the Iowa Schools Joint Investment Trust.

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The Iowa Association of School Boards has a proud tradition of helping our members to combine efforts to help themselves to take better collective advantage of individual opportunities. ISJIT has set the standard in the state and the country for responsible, effective cash management assistance, exemplifying IASB's service role to its members.

Ronald M. Rice

Executive Director

Iowa Association of School Boards

Email: rrice@ia-sb.org

"ISJIT has set the standard in the state and the country for responsible, effective cash management assistance, exemplifying IASB's service role to its members."	Contents Statement of Sponsoring Association 1 Message From The Chair 2 Board of Trustees 3 Notes From Your Service Providers 4 Member Profile 5 Program Services and Features 6 Financial Statements 7

Message from the Chair

The Iowa Schools Joint Investment Trust (ISJIT) is pleased to present this Annual Report of Trust operations for the period ended June 30, 2001. ISJIT enjoyed another successful year of operation.

Total funds for all investment alternatives reached a fiscal year high of $506,956,779 in May of 2001.

  Use of the program's Fixed Term Automated (FTA) services continued to serve many of the capital improvement programs authorized across the state as member districts took advantage of the program's popular Flexible Withdrawal Certificate of Deposit (Flex-CD) to invest bond proceeds in anticipation of building projects. During the year, 51 participants from across the state invested $70,483,266 in ISJIT FTA investments.

  Average combined daily investments in the Diversified and Direct Government Obligation (DGO) portfolios were $299,671,493 up 14.6% from FY 99-00 averages.

  Placement of 157 portfolio certificates of deposit into Iowa financial institutions representing over $169,432,000.

The ISJIT Board was particularly pleased to introduce IPASonline to our members this past year, enabling participants to enter investments and withdrawals directly into ISJIT account(s) twenty-four hours a day, seven days a week and to view all historical and current elements of program operation, setting the standard for ease and efficiency for cash management program participants everywhere. ISJIT's service provider team continues to set the standard for qualitative participant services. Over half of all transactions and program inquiries are now accommodated "on line".

Your suggestions and observations are always appreciated and have helped ISJIT to continually improve its services. Please feel free to contact myself or any other Board member at your convenience if you have ideas about improving your cash management program.

Respectfully,

Richard VandeKieft, Chair

Board of Trustees

Email: rlvandekieft@cfu-cybernet.net

"The ISJIT Board was particularly pleased to introduce IPASonline to our members this past year, enabling participants to enter investments and withdrawals directly into ISJIT account(s) twenty-four hours a day, seven days a week and to view all historical and current elements of program operation, setting the standard for ease and efficiency for cash management program participants everywhere."

Board of Trustees

The Iowa Schools Joint Investment Trust Board of Trustees meets every quarter to review the program's operation and to consider program operating enhancements that might be of assistance to ISJIT participants. Each of the six members represents the interests of their own school corporation as well as over 340 other ISJIT program members. Each board member has served as a school board member or school business official in their home district for many years prior to their ISJIT service.

Together, the ISJIT Board provides an extensive network of experience and knowledge of members' cash management needs to the program's ongoing operation. The diversity of experience and attention to detail by each member of the Board assures that the program's history of helpful cash management assistance will continue to be available to ISJIT members well into the future.

Notes from your Service Providers

Kathryn D. Beyer, CFA

Managing Director

Investors Management Group

Email: kbeyer@amcore.com

When will the Fed Be Done?

Most prognosticators are still questioning whether the Fed has done enough. While many indicators of an upturn in the economy are still tentative, those that are most accurate are predicting a much stronger economy in the third and fourth quarters. These indicators include orders for non-defense capital goods, building permits, stock prices, the money supply, the shape of the yield curve, and consumer expectations. These indicators are a proxy for business and consumer demand.

Improving demand is not surprising, since both monetary and fiscal policies are turning up the heat on the economy. The real fed funds rate, the difference between the fed funds rate and inflation, is now near zero. The last time this happened was 1993. This is an extremely stimulative Fed policy. As short-term financing costs have been slashed, consumer spending for big-ticket items such as cars, furniture, and appliances has been strong. Sales of these goods are also being boosted as consumers reap the savings from refinancing their mortgages earlier in the year.

As icing on the cake, tax rebate checks totaling $38 billion are in the mail and tax withholding reductions began July 1. It has been a long time since both monetary and fiscal policies have both been at full throttle.

The Fed is moving into the fine tuning stages of the easing cycle. The Fed chose to lower rates only 0.25 percent at its June meeting and the minutes from the May meeting discussed the possibility of moving to a neutral assessment of the economy. The Fed, however, is focused on improving corporate profitability and earnings reports continue to disappoint. The Fed will also be watching for more signs that the economy is stabilizing. In the months following the final Fed easing, there are typically signs that consumer spending and employment are improving. As a result the Fed is likely to cut the Fed Funds rate another 0.25 percent at the August meeting.

The average maturity of the Diversified Fund has been extended since the Fed is still in an easing cycle. This posture has allowed the yield of the Fund to fall less rapidly than the Fed Funds rate.

Although the average maturity of the Fund has been extended we are cognizant that the Fed may have to reverse a portion of its rate cuts in calendar year 2002. You will recall in 1994 and 1999 the Fed raised the Fed Funds rate considerably. Therefore most of the securities in the portfolio mature within nine months. The yield roller coaster may be near the bottom of the hill!

Paul L. Kruse

Investment Services

Managing Director

Investors Management Group

Email: pkruse@amcore.com

Investors Management Group (IMG) provides program development services to the ISJIT program and each eligible participant and prospect.

Paul Kruse, IMG's Investment Services Marketing Manager, personally calls on representatives of community school districts, area education agencies, community colleges and other eligible ISJIT participants throughout the state each year to explain the benefits of ISJIT participation. An individual stop can range from informal one-on-one conversation to a formal presentation to a governing Board.

In addition to attending regional meetings and statewide conventions throughout the year, Paul contributes material to the Educational Investor, including the popular Kruse'n Down the Highway series.

Anita Tracy

ISJIT Administrator

Wells Fargo Bank Iowa, N.A.

Email: anita.tracy@wellsfargo.com

No cash management program can serve participant needs without knowledgeable representatives. Anita Tracy heads up a team of dedicated program administrators that are always available to assist with any ISJIT program-related investment need. Current investment rates, questions about account activity, setting up new accounts, Internet account interaction, or any other inquiry is welcome and always courteously and efficiently addressed. The ISJIT service team stands ready to assist participants with any program interaction need, including assistance with accessing the new ISJIT electronic interaction capabilities.

Membership Profile

Ackley-Geneva, Adair-Casey, Akron-Westfield, Albert City-Truesdale, Albia, Alden, Algona, Allison-Bristow, Ames, Anamosa, Andrew, Anita, Ankeny, Anthon-Oto, Aplington, Ar-We-Va, Atlantic, Audubon, Ballard, Battle Creek-Ida Grove, Baxter, BCLUW, Bedford, Belmond-Klemme, Bennett, Bettendorf, Bondurant-Farrar, Boone, Boyden-Hull, Bridgewater-Fontanelle, Brooklyn-Guernsey-Malcom, Burlington, C & M, CAL, Calamus-Wheatland, Camanche, Cardinal, Carlisle, Carroll, Cedar Falls, Cedar Rapids, Center Point-Urbana, Centerville, Central Decatur, Central Lee, Central Lyon, Chariton, Charles City, Cherokee, Clarence-Lowden, Clarinda, Clarke (Osceola), Clarksville, Clear Creek-Amana, Clear Lake, Clearfield, Clinton, Colfax-Mingo, College, Collins-Maxwell, Columbus, Corning, Council Bluffs, Creston, Dallas Center-Grimes, Danville, Davenport, Davis County, Decorah, Deep River-Millersburg, Delwood, Denison, Denver, Des Moines, Dexfield, Diagonal, Dike New Hartford, Dows, Dubuque, Dunkerton, Durant, Earlham, East Buchanan, East Central, East Marshall, East Union, Eastern Allamakee, Eddyville-Blakesburg, English Valleys, Essex, Estherville, Exira, Firstar - AREA 9-Mississippi Bend, Forest City, Fort Dodge, Fort Madison, Fredericksburg, Fremont, Galva-Holstein, GMG, Garnavillo, Garner-Hayfield, George, Gilbert, Gilmore City-Bradgate, Glenwood, Glidden-Ralston, Graettinger, Grand, Grand Valley, Greenfield, Grinnell-Newburg, Griswold, Grundy Center, Guttenberg, H-L-V, Hamburg, Harlan, Harmony, Hartley-Melvin-Sanborn, Highland, Hinton, Howard-Winneshiek, Hudson, Independence, Indian Hills, Indian Hills - Dev. Corp., Indian Hills - Foundation, Indianola, Interstate 35, Iowa City, Iowa Falls, Iowa Lakes, Iowa Valley, Iowa Western, Janesville, Jefferson-Scranton, Johnston, Keokuk, Keota, Knoxville, Lake Mills, Lamoni, Laurens-Marathon, Lawton-Bronson, LeMars, Lenox, Lewis Central, Lineville - Clio, Linn-Mar, Little Rock, Logan-Magnolia, Lone Tree, Louisa-Muscatine, Lu Verne, Madrid, Manning, Manson Northwest Webster, Maple Valley, Maquoketa, Maquoketa Valley, Marcus-Meridian-Cleghon, Marion Independent, Marshalltown, Mason City, Mediapolis, Melcher-Dallas, Meservey-Thornton, Mid Iowa, Mid-Prairie, Missouri Valley, MOC-Floyd Valley, Montezuma, Monticello, Moravia, Mormon Trail, Morning Sun, Moulton-Udell, Mount Ayr, Mount Pleasant, Mount Vernon, Murray, Muscatine, Nevada, New Hampton, New London, New Market, Newton, Nishna Valley, Nodaway Valley, Nora Springs-Rock Falls, North Cedar, North Central, North Fayette, North Iowa, North Linn, North Mahaska, North Polk, North Scott, North Winneshiek, Northeast (Goose Lake), Northeast Hamilton, Northern Trails Trust, Norwalk, Odebolt-Arthur, Oelwein, Ogden, Okoboji, Olin, Orient-Macksburg, Osage, Ottumwa, Panorama, Parkersburg, PCM, Pekin, Pella, Perry, Pleasant Valley, Pleasantville, Pocahontas, Prairie Valley, Prescott, Preston, Red Oak, River Valley, Rock Valley, Rockwell City-Lytton, Rockwell Swaledale, Roland-Story, Rudd-Rockford-MR, Sac, Saydel, Sentral, Sergeant Bluff-Luton, Seymour, Sheffield-Chapin, Sheldon, Shenandoah, Sibley-Ocheydean, Sidney, Sigourney, Sioux Central, Sioux City, South Hamilton, South Page, South Winneshiek, Southeast Polk, Southeast Warren, Southeast Webster, Southeastern, Southern Cal, Spencer, Spirit Lake, Springville, St. Ansgar, Stanton, Starmont, Storm Lake, Stratford, Sumner, Terril, Tipton, Treynor, Tri-Center, Tri-County, Turkey Valley, Twin Cedars, Underwood, Union, United, Urbandale, Valley (Elgin), Van Buren, Van Meter, Ventura, Villisca, Vinton-Shellsburg, Waco, Wall Lake, Walnut, Wapello, Wapsie Valley, Washington, Waterloo, Waukee, Wayne, Webster City, West Burlington, West Central, West Des Moines, West Hancock, West Harrison, West Liberty, West Lyon, West Marshall, West Monona, West Sioux, Western Dubuque, Westwood, Whiting, Williamsburg, Wilton, Winfield-Mt. Union, Winterset, Woden-Crystal Lake, Woodbury Central, Woodward Granger, AEA 1-Keystone, AEA 2-Northern Trails, AEA 4, AEA 5-Arrowhead, AEA 6, AEA 7, AEA 9-Mississippi Valley, AEA 10-Grant Wood, AEA 11-Heartland, AEA 12-Western Hills, AEA 13-Loess Hills, AEA 14-Green Valley, AEA 15-Southern Prairie, AEA 16-Great River, Des Moines Area Community College, Hawkeye Technical Institute, Indian Hills Community College, Iowa Central Community College, Iowa Lakes Community College, Iowa Western Community College, Iowa Valley Community College, Kirkwood Community College, Marshalltown Community College, North Iowa Area Community College, Northeast Iowa Community College, Northwest Iowa Technical Institute, Southeastern Community College, Western Iowa Technical Institute, IMPACC, ISCAP, Metro Interagency Insurance Program (MIIP), Mid-Iowa Computer, Southeast Iowa Schools Health Care Plan

Program Service Features

ISJIT's operation is sponsored by the Iowa Association of School Boards. IASB's management team meets regularly with the program's service providers to monitor all elements of program operation.

ISJIT's unique Internet-based proprietary reporting system, IPASonline, provides participants with real-time account inquiry and transaction capabilities via the Internet. Participants may invest or withdraw funds, verify account balances or transaction histories and direct inquiries to any ISJIT service provider with this unique service.

ISJIT provides two daily liquid investment alternatives, the Diversified Portfolio and the Direct Government Obligation (DGO) Portfolio. Each alternative is tailored to meet specific participant investment needs. Each offers rates that typically exceed those available for other liquid account structures and fixed-term investments with limited liquidity.

ISJIT provides toll-free phone access to experienced ISJIT representatives who can personally assist with any investment-related inquiry or request offer.

ISJIT invests available funds into Iowa financial institutions offering competitive rates of interest whenever possible. To date, IASB sponsored cash management programs have invested over $1,250,000,000 back into Iowa financial institutions on behalf of program participants.

ISJIT was the first public school investment program in the country to be registered with and regulated by the Securities and Exchange Commission (SEC).

"Representatives of the Iowa Schools Joint Investment Trust helped us to professionally handle every aspect of effectively investing our district's school building bond proceeds. The excellent fixed rate of interest for our Flex-CD coupled with the ease and flexibility of withdrawing funds when we need them, greatly simplified financial management of our building program. I would definitely encourage anyone to consider use of the Flex-CD to maximize their investment return and convenience."

David DeWalle, Business Manager

Westfield Elementary CSD

ISJIT's Flexible Withdrawal Certificate of Deposit or Flex-CD offers the perfect investment capability for bond proceeds. Each Flex-CD is tailored to the specific needs of the project, offering:

  Payment of an excellent fixed rate of interest;
  No penalty, monthly liquidity for project needs; and
  An extended maturity to accommodate any unanticipated project delays.

Financial Statements

IOWA SCHOOLS JOINT INVESTMENT TRUST -- DIVERSIFIED PORTFOLIO
STATEMENT OF NET ASSETS -- JUNE 30, 2001
(SHOWING PERCENTAGE OF NET ASSETS)
		Yield at
		Time of		Amortized
Par Value	Description	Purchase	Due Date	Cost

DISCOUNTED GOVERNMENT SECURITIES -- 21.90%
$10,000,000	Federal National Mortgage Association, Discount Note	4.70%	07/05/01	$9,994,900
10,000,000	Federal Home Loan Mortgage Corporation, Discount Note	4.23%	07/05/01	9,995,400
3,155,000	Federal Home Loan Mortgage Corporation, Discount Note	4.02%	07/20/01	3,148,439
10,000,000	Federal Agricultural Mortgage Corporation, Discount Note	4.30%	07/25/01	9,972,000
15,000,000	Federal Home Loan Mortgage Corporation, Discount Note	4.24%	07/26/01	14,956,875
10,000,000	Federal Agricultural Mortgage Corporation, Discount Note	4.25%	08/01/01	9,964,264
2,005,000	Federal National Mortgage Association, Discount Note	4.19%	08/02/01	1,997,702
1,220,000	Federal National Mortgage Association, Discount Note	4.19%	08/02/01	1,215,565
1,365,000	Federal Home Loan Mortgage Corporation, Discount Note	3.77%	08/14/01	1,358,827
1,300,000	Federal Home Loan Bank, Discount Note	3.77%	08/15/01	1,293,987
940,000	Federal National Mortgage Association, Discount Note	3.84%	08/15/01	935,593
4,114,000	Federal National Mortgage Association, Discount Note	4.24%	08/15/01	4,092,899
	TOTAL (cost -- $68,926,451)			$68,926,451

COUPON SECURITIES -- 53.32%
$5,410,000	Federal Home Loan Bank, 4.70%	3.88%	07/05/01	$5,410,470
10,000,000	Federal National Mortgage Association, 6.80%	4.75%	07/12/01	10,005,911
1,155,000	Tennesee Valley Authority, 6.125%	3.97%	07/15/01	1,162,135
1,000,000	Federal National Mortgage Association, 5.80%	3.85%	07/23/01	1,001,131
1,500,000	Student Loan Marketing Association, Variable Rate, 3.95%*	4.09%	07/25/01	1,500,062
1,700,000	Student Loan Marketing Association, Variable Rate, 3.95%*	4.50%	07/25/01	1,699,891
20,000,000	Student Loan Marketing Association, Variable Rate, 3.95%*	4.17%	07/25/01	19,999,988
6,000,000	Student Loan Marketing Association, Variable Rate, 3.95%*	4.19%	07/26/01	6,000,020
1,000,000	Student Loan Marketing Association, Variable Rate, 3.95%*	4.21%	08/14/01	1,000,011
10,000,000	Federal Home Loan Bank, 6.625%	3.71%	08/23/01	10,040,776
2,000,000	Federal Home Loan Bank, 6.315%	3.98%	08/24/01	2,006,599
5,800,000	Student Loan Marketing Association, Variable Rate, 3.96%*	4.13%	08/31/01	5,799,499
10,000,000	Federal National Mortgage Association, 6.64%	4.26%	09/18/01	10,049,765
10,000,000	Student Loan Marketing Association, Variable Rate, 3.95%*	4.05%	10/18/01	10,001,780
12,000,000	Student Loan Marketing Association, Variable Rate, 3.95%*	6.87%	10/24/01	12,000,000
1,250,000	Federal Home Loan Mortgage Corporation, 7.75%	3.88%	11/07/01	1,266,601
5,000,000	Federal Home Loan Bank, 6.24%	4.08%	11/21/01	5,041,028
3,240,000	Federal National Mortgage Association, 6.24%	3.85%	12/06/01	3,272,815
1,500,000	Student Loan Marketing Association, Variable Rate, 3.89%*	4.13%	12/12/01	1,499,906
2,305,000	Federal Home Loan Mortgage Corporation, 4.75%	3.84%	12/14/01	2,314,315
9,000,000	Federal Home Loan Bank, 6.08%	4.07%	12/14/01	9,079,820
10,000,000	Federal National Mortgage Association, 6.40%	3.99%	12/21/01	10,110,885
5,000,000	Federal National Mortgage Association, 5.25%	5.25%	02/21/02	5,000,000
12,500,000	Federal National Mortgage Association, 5.25%	5.25%	02/21/02	12,500,000
10,355,000	Federal Home Loan Bank, 5.125%	4.28%	02/26/02	10,410,318
7,750,000	Federal Farm Credit Bank, 6.875%	4.25%	05/01/02	7,914,083
1,730,000	Federal Home Loan Mortgage Corporation, 5.50%	4.22%	05/15/02	1,748,687
	TOTAL (cost -- $167,836,496)			$167,836,496

CERTIFICATES OF DEPOSIT -- 5.88%
$1,000,000	Liberty Bank, Arnolds Park	6.75%	07/02/01	$1,000,000
250,000	Citizens Bank, Sac City	6.75%	07/02/01	250,000
1,500,000	Community First National Bank, Decorah	5.00%	07/02/01	1,500,000
1,000,000	Valley State Bank, Eldridge	6.61%	07/10/01	1,000,000
1,500,000	Valley State Bank, Eldridge	6.00%	07/16/01	1,500,000
750,000	State Savings Bank, Baxter	6.00%	07/16/01	750,000
250,000	Tri County Bank & Trust, Cascade	5.75%	07/31/01	250,000
1,000,000	Liberty Bank, Arnolds Park	4.13%	09/10/01	1,000,000
1,000,000	Union State Bank, Winterset	4.13%	09/18/01	1,000,000
500,000	Farmers State Bank, Hawarden	3.88%	09/24/01	500,000
500,000	Peoples Bank & Trust, Rock Valley	5.25%	09/25/01	500,000
1,000,000	Peoples Savings Bank, Elma	7.38%	11/19/01	1,000,000
1,000,000	Liberty Bank, Arnolds Park	4.13%	12/10/01	1,000,000
500,000	Peoples Bank & Trust, Rock Valley	6.75%	12/14/01	500,000
1,000,000	First Central State Bank, DeWitt	3.95%	12/18/01	1,000,000
500,000	First American Bank, Ames	6.75%	12/19/01	500,000
500,000	Tri County Bank & Trust, Cascade	3.90%	12/19/01	500,000
250,000	Ft. Madison Bank & Trust, Ft. Madison	6.25%	01/16/02	250,000
250,000	Ft. Madison Bank & Trust, Ft. Madison	6.25%	01/22/02	250,000
250,000	State Savings Bank, Baxter	6.00%	01/22/02	250,000
500,000	Valley State Bank, Eldridge	5.38%	03/19/02	500,000
250,000	Premier Bank, Rock Valley	5.38%	03/29/02	250,000
250,000	First State Bank, Huxley	4.75%	04/16/02	250,000
1,000,000	Community First National Bank, Decorah	4.63%	05/03/02	1,000,000
2,000,000	St. Ansgar State Bank, St. Ansgar	4.55%	05/08/02	2,000,000
	TOTAL (cost -- $18,500,000)			$18,500,000

REPURCHASE AGREEMENTS (collateralized by U.S. Govt. securities) -- 18.46%
$29,045,000	Merrill Lynch, Repurchase Agreement	4.00%	07/02/01	$29,045,000
29,045,000	UBS Warburg, Repurchase Agreement	4.00%	07/02/01	29,045,000
	TOTAL (cost -- $58,090,000)			$58,090,000

TOTAL INVESTMENTS -- 99.56% (cost -- $313,352,947)				$313,352,947

EXCESS OF OTHER ASSETS OVER TOTAL LIABILITIES -- .44%
	(Includes $85,273 payable to IMG and $1,044,882
	dividends payable to unitholders)			$1,392,320

NET ASSETS -- 100%
	Applicable to 314,745,267 outstanding units			$314,745,267

NET ASSET VALUE:				$1.00
	Offering and redemption price per unit ($314,745,267
	divided by 314,745,267 units outstanding)
*Denotes floating rate investment with interest rate as of June 30, 2001

IOWA SCHOOLS JOINT INVESTMENT TRUST DIRECT GOVERNMENT OBLIGATION PORTFOLIO
STATEMENT OF NET ASSETS -- JUNE 30, 2001
(SHOWING PERCENTAGE OF NET ASSETS)
		Yield at
		Time of		Amortized
Par Value	Description	Purchase	Due Date	Cost

COUPON SECURITIES -- 29.04%
$790,000	Private Export Funding, 8.40%	4.25%	07/31/01	$792,585
1,000,000	Treasury Coupon Receipt (TIGER), 0.00%	5.39%	08/15/01	993,502
1,000,000	Treasury Coupon Receipt (TIGER), 0.00%	5.39%	08/15/01	993,496
2,500,000	Treasury Zero Coupon, 0.00%	3.97%	11/15/01	2,463,795
376,000	Treasury Coupon Receipt (TIGER), 0.00%	4.04%	11/15/01	370,458
624,000	Treasury Bearer Coupon Conversion, 0.00%	4.04%	11/15/01	614,802
119,000	Treasury Coupon Receipt (CAT), 0.00%	4.05%	02/15/02	116,061
208,000	Treasury Coupon Receipt (TIGER), 0.00%	4.05%	02/15/02	202,863
274,000	Treasury Coupon Receipt (TIGER), 0.00%	4.05%	02/15/02	267,233
237,000	Treasury Coupon Receipt (CAT), 0.00%	4.05%	02/15/02	231,147
1,071,000	Treasury Coupon Receipt (CAT), 0.00%	4.05%	02/15/02	1,044,550
420,000	Treasury Coupon Receipt (TIGER), 0.00%	4.05%	02/15/02	409,627
690,063	Israel Government Trust Certificate, 9.40%	4.10%	05/15/02	709,022
402,270	Turkey Government Backed Trust, 9.625%	4.08%	05/15/02	413,641
	TOTAL (cost -- $9,622,782)			$9,622,782

REPURCHASE AGREEMENTS (collateralized by U.S. Govt. securities) -- 71.17%
$23,580,000	Merrill Lynch, Repurchase Agreement	3.90%	07/02/01	$23,580,000
	TOTAL (cost -- $23,580,000)			$23,580,000

TOTAL INVESTMENTS -- 100.21% (cost -- $33,202,782)				$33,202,782

EXCESS OF TOTAL LIABILITIES OVER OTHER ASSETS -- (.21%)
	(Includes $6,929 payable to IMG and $98,355
	dividends payable to unitholders)			($69,533)

NET ASSETS -- 100%
	Applicable to 33,133,249 outstanding units			$33,133,249

NET ASSET VALUE:				$1.00
	Offering and redemption price per unit ($33,133,249
	divided by 33,133,249 units outstanding)

IOWA SCHOOLS JOINT INVESTMENT TRUST
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2001
		Direct Government
	Diversified Portfolio	Obligation Portfolio
INVESTMENT INCOME:
Interest	$15,065,191	$2,094,019

EXPENSES:
Investment advisory fees	730,738	69,814
Trustee fees	451,163	104,262
Distribution fees	263,024	36,648
Other fees and expenses	78,907	10,994

Total Expenses	1,523,832	221,718

NET INVESTMENT INCOME	$13,541,359	$1,872,301

IOWA SCHOOLS JOINT INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JUNE 30, 2001 AND 2000
			Direct Government
	Diversified Portfolio		Obligation Portfolio
	2001	2000	2001	2000
From Investment Activities:
Net investment income
distributed to unitholders	$13,541,359	$11,809,395	$1,872,301	$1,687,623

From Unit Transactions:
(at constant net asset value of $1 per unit)
Units sold	$1,229,989,403	$1,252,315,635	$48,595,810	$45,909,724
Units issued in reinvestment
of dividends from net
investment income	13,541,359	11,809,395	1,872,301	1,687,623
Units redeemed	(1,209,986,504)	(1,222,113,274)	(48,870,403)	(48,092,338)
Net increase (decrease) in net assets
derived from unit transactions	33,544,258	42,011,756	1,597,708	(494,991)

Net assets at beginning of period	281,201,009	239,189,253	31,535,541	32,030,532

Net assets at end of period	$314,745,267	$281,201,009	$33,133,249	$31,535,541
Selected Data for a Unit of Each Portfolio
Outstanding Through Each Period Ended June 30,	2001	2000	1999	1998	1997
Iowa Schools Joint Investment Trust
Diversified Portfolio
Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000	$1.000	$1.000
Net Investment Income	0.053	0.051	0.045	0.051	0.049
Dividends Distributed	(0.053)	(0.051)	(0.045)	(0.051)	(0.049)
Net Asset Value, End of Period	$1.000	$1.000	$1.000	$1.000	$1.000

Total Return	5.30%	5.10%	4.54%	5.06%	4.87%
Ratio of Expenses to Average Net Assets	0.58%	0.59%	0.59%	0.60%	0.60%
Ratio of Net Income to Average Net Assets	5.30%	5.10%	4.54%	5.06%	4.87%
Net Assets, End of Period (000 Omitted)	$314,745	$281,201	$239,189	$205,927	$195,251

	2001	2000	1999	1998	1997
Iowa Schools Joint Investment Trust
Direct Government Obligation Portfolio
Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000	$1.000	$1.000
Net Investment Income	0.051	0.049	0.044	0.050	0.048
Dividends Distributed	(0.051)	(0.049)	(0.044)	(0.050)	(0.048)
Net Asset Value, End of Period	$1.000	$1.000	$1.000	$1.000	$1.000

Total Return	5.13%	4.95%	4.39%	4.98%	4.77%
Ratio of Expenses to Average Net Assets	0.61%	0.60%	0.60%	0.61%	0.60%
Ratio of Net Income to Average Net Assets	5.13%	4.95%	4.39%	4.98%	4.77%
Net Assets, End of Period (000 Omitted)	$33,133	$31,536	$32,031	$26,931	$29,980

Notes to Financial Statements

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization

Iowa Schools Joint Investment Trust (ISJIT) is a common law trust established under Iowa law pursuant to Chapter 28E and Section 279.29, Iowa Code (1985), as amended, which authorizes Iowa schools to jointly invest moneys pursuant to a joint investment agreement. ISJIT is registered under the Investment Company Act of 1940. ISJIT was established by the adoption of a Joint Powers Agreement and Declaration of Trust as of October 1, 1986, and commenced operations on December 16, 1986. The Joint Powers Agreement and Declaration of Trust was amended September 22, 1988, and again on May 1, 1993. As amended, ISJIT is authorized and now operates investment programs, including the Diversified Portfolio and the Direct Government Obligation (DGO) Portfolio. The accompanying financial statements include activities of the Diversified and DGO Portfolios. The objective of the portfolios is to maintain a high degree of liquidity and safety of principal through investment in short-term securities as permitted for Iowa schools under Iowa law. Wells Fargo Bank Iowa, N.A. serves as the Trustee, and Investors Management Group serves as the Investment Adviser.

The preparation of financial statements, in conformity with accounting principles, generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net investment income during the period. Actual results could differ from those estimates.

Investments in Securities

The Diversified and Direct Government Obligation Portfolios consist of cash and short-term investments valued at amortized cost pursuant to Rule 2a-7 under the Investment Company Act of 1940. This involves valuing a portfolio security at its original cost on the date of purchase, and thereafter amortizing any premium or discount on a straight-line basis to maturity. The amount of premium or discount amortized to income under the straight-line method does not differ materially from the amount which would be amortized to income under the interest method. Procedures are followed to maintain a constant net asset value of $1.00 per unit for each portfolio.

Security transactions are accounted for on the trade date. Interest income, including the accretion of discount and amortization of premium, is recorded on the accrual basis.

Certificates of deposit amounts in excess of the $100,000 federal deposit insurance are collateralized with securities or letters of credit held by ISJIT's custodian in ISJIT's name, or by the state sinking fund in accordance with Chapter 12C of the Code of Iowa, which provides for additional assessments against depositories to ensure there will be no loss of public funds.

In connection with transactions in repurchase agreements, it is ISJIT's policy that its custodian take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest at all times. If the seller defaults and the value of the collateral declines, realization of the collateral by

ISJIT may be delayed or limited. At June 30, 2001, the securities purchased under overnight agreements to resell were collateralized by government and government agency securities with market values of $59,396,200 and $24,051,140 for the Diversified Portfolio and the Direct Government Obligation Portfolio, respectively.

Under Governmental Accounting Standards as to custodial credit risk, ISJIT's investments in securities are classified as category one. Category one is the most secure investment category description.

Unit Issues, Redemptions, and Distributions

ISJIT determines the net asset value of each portfolio account daily. Units are issued and redeemed daily at the daily net asset value. Dividends from net investment income for each portfolio is declared daily and distributed monthly.

Income Taxes

ISJIT is exempt from federal and state income tax.

Fees and Expenses

Under separate agreements with ISJIT, Investors Management Group (IMG), the Investment Adviser, and Wells Fargo Bank Iowa, N.A. (Wells Fargo), the Trustee, are paid an annual fee for operating the investment programs.

For advisory, marketing, and administrative services provided to the Diversified Portfolio, IMG receives .330 percent of the average daily net asset value up to $150 million, .295 percent from $150 to $200 million, .280 percent from $200 to $250 million, and .265 percent exceeding $250 million. For advisory and administrative services provided to the Direct Government Obligation Portfolio, IMG receives .230 percent of the average daily net asset value up to $150 million, .195 percent from $150 to $200 million, .180 percent from $200 to $250 million, and .165 percent exceeding $250 million. For the year ended June 30, 2001,the Diversified Portfolio and the Direct Government Obligation Portfolio paid $730,738 and $69,814, respectively, to IMG for services provided.

For custodial and administrative services provided to the Diversified Portfolio, Wells Fargo receives .145 percent of the average daily net asset value up to $150 million, .140 percent from $150 to $200 million, .135 percent from $200 to $250 million, and .120 percent exceeding $250 million. For custodial and administrative services provided to the Direct Government Obligation Portfolio, Wells Fargo receives .245 percent of the average daily net asset value up to $150 million, .240 percent from $150 to $200 million, .235 percent from $200 to $250 million, and .220 percent exceeding $250 million. For the year ended June 30, 2001, the Diversified Portfolio and the Direct Government Obligation Portfolio paid $451,163 and $104,262, respectively, to Wells Fargo for services provided.

Under a distribution plan, the sponsoring association receives an annual fee of .100 percent of the daily net asset value of the portfolios. For the year ended June 30, 2001, the Diversified Portfolio and the Direct Government Obligation Portfolio paid $263,024 and $36,648, respectively, to the Iowa Association of School Boards. ISJIT is responsible for operating expenses incurred directly by ISJIT. All fees are computed daily and paid monthly.

(2) SECURITIES TRANSACTIONS

Purchases of portfolio securities for the Diversified Portfolio and Direct Government Obligation Portfolio aggregated $28,787,174,065 and $8,302,189,391, respectively, for the year ended June 30, 2001. Proceeds from maturities of securities for the Diversified Portfolio and Direct Government Obligation Portfolio aggregated $28,778,662,096 and $8,300,568,050, respectively, for the year ended June 30, 2001.

Independent Auditors' Report

The Board of Trustees and Unitholders

Iowa Schools Joint Investment Trust:

We have audited the accompanying statements of net assets of the Diversified Portfolio and the Direct Government Obligation Portfolio of the Iowa Schools Joint Investment Trust (the Trust Portfolios) as of June 30, 2001, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the Trust Portfolios' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the Custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Diversified Portfolio and the Direct Government Obligation Portfolio of the Iowa Schools Joint Investment Trust as of June 30, 2001, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years presented, in conformity with accounting principles generally accepted in the United States of America.

Des Moines, Iowa

July 13, 2001

Investment Adviser

2203 Grand Avenue

Des Moines, IA 50312-5338

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Custodian

Wells Fargo Bank Iowa, N.A.

666 Walnut Street, P.O. Box 837

Des Moines, IA 50304

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Legal Counsel

BRICK, GENTRY, BOWERS, SWARTZ, STOLTZE, SCHULING & LEVIS, P.C.

ATTORNEYS AT LAW

BRICK, GENTRY, BOWERS, SWARTZ,

STOLTZE, SCHULING & LEVIS, P.C.

550 39th Street, Suite 200

Des Moines, IA 50312

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Independent Auditor

KPMG LLP

2500 Ruan Center

Des Moines, IA 50309

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IOWA SCHOOLS JOINT INVESTMENT TRUST

c/o Wells Fargo Bank Iowa, N.A.

666 Walnut Street, P.O. Box 837

Des Moines, IA 50304

(800) 872-0140 or (515) 245-3245

www.isjit.org